Income Taxes - Details of Income Tax Provision (Recovery) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Canadian	$ 159	$ 170	$ 115
Foreign	301	200	163
Current income tax, Total	460	370	278
Canadian	(29)	(6)	7
Foreign	(71)	(40)	(83)
Deferred income tax, Total	(100)	(46)	(76)
Income tax provision, Total	$ 360	$ 324	$ 202